DEBT - Vehicle Notes (Details) - Vehicle Notes	12 Months Ended
Dec. 31, 2025 USD ($) item
DEBT
Number of vehicles acquired	13
Number of vehicle loans defaulted	2
Extinguishment of debt | $	$ 127,352
Minimum
DEBT
Interest rate (in percentage)	4.99%
Maximum
DEBT
Interest rate (in percentage)	17.37%